Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Recurring measurements:
Interest rate swaps - asset position	$ 380	$ 11,086
Interest rate swaps - liability position	(8,819)	$ (40,867)
Total	(8,439)
Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	380
Interest rate swaps - liability position	(8,819)
Total	$ (8,439)